Annual Operating Expenses {- Franklin Arizona Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Arizona Tax-Free Income Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual Fund operating expenses	0.81%
Class A1
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual Fund operating expenses	0.66%
Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.08%
Total annual Fund operating expenses	1.21%
Class R6
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.53%
Advisor Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.56%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund's fees and expenses (which would result in lower fees for shareholders).